Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan Stock-based Compensation: Incentive Award Plan and Employee Stock Purchase Plan (RSU and RSAs) (Details) (Restricted Stock Units and Awards [Member], USD $)
12 Months Ended
Dec. 31, 2012
Restricted Stock Units and Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number of Shares [Roll Forward]
Unvested RSUs and RSAs outstanding at January 1, 2012 (in shares)	1,208,166
Granted (in shares)	1,168,172
Market value share count adjustment for liability awards (in shares)	(84,858)
Vested (in shares)	(865,833)
Forfeited (in shares)	(34,813)
Unvested RSUs and RSAs outstanding at December 31, 2012 (in shares)	1,390,834
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012 (in shares)	1,149,735
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Weighted Average Grant Date Fair Value [Roll Forward]
Unvested RSUs and RSAs outstanding at January 1, 2012, weighted average grant date fair value (in dollars per share)	$ 8.99
Granted, weighted average grant date fair value (in dollars per share)	$ 16.94
Market value share count adjustment for liability awards, weighted average grant date fair value (in dollars per share)	$ 20.28
Vested, weighted average grant date fair value (in dollars per share)	$ 10.04
Forfeited, weighted average grant date fair value (in dollars per share)	$ 9.67
Unvested RSUs and RSAs outstanding at December 31, 2012, weighted average grant date fair value (in dollars per share)	$ 14.31
Unvested and expected to vest RSUs and RSAs outstanding at December 31, 2012, weighted average grant date fair value (in dollars per share)	$ 14.50